Note 16 (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments In Subsidiaries Joint Ventures And Associates [Table Text Block]
The breakdown of the balance of “Joint ventures and associates” in the consolidated balance sheets is as follows:

Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2024	2023	2022
Joint ventures
Altura Markets, S.V., S.A.	38	31	42
RCI Colombia	37	40	36
Other	19	22	22
Subtotal	94	93	100
Associates
Metrovacesa, S.A.	300	259	259
BBVA Allianz Seguros y Reaseguros, S.A.	265	251	248
Atom Holdco Limited	222	211	132
Redsys Servicios de Procesamiento, S.L.	20	22	20
Servicios Electrónicos Globales S.A. de C.V.	43	36	23
Other	45	105	134
Subtotal	895	883	816
Total	989	976	916

Joint ventures and associates changes in the year [Table Text Block]
The following is a summary of the changes in the years ended December 31, 2024, 2023 and 2022 under this heading in the consolidated balance sheets:

Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2024	2023	2022
Balance at the beginning		976	916	900
Acquisitions and capital increases		4	95	87
Disposals and capital reductions		(28)	(42)	(88)
Transfers and changes of consolidation method		(69)	4	—
Share of profit and loss	39	40	26	21
Exchange differences		7	16	(1)
Impairment / reversal of impairment ⁽¹⁾		63	(9)	42
Dividends, valuation adjustments and other		(5)	(30)	(44)
Balance at the end		989	976	916
(1) See Note 16.3.